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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number: _______________


This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Coliseum Capital Management, LLC
Address:  767 Third Avenue, 35th Floor
          New York, NY 10017

Form 13F File Number: 28 - 14321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Christopher  Shackelton
Title: Manager
Phone: (212) 488-5555

Signature, Place, and Date of Signing:

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
  /s/ Christopher  Shackelton       New York, NY        August 9, 2011
-------------------------------   -----------------   -------------------
         [Signature]                [City, State]           [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  10

Form 13F Information Table Value Total:  $106,675
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE
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
           COLUMN 1            COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
-----------------------------  --------  ---------  --------  --------------------  ----------  --------  -----------------------
                                                                                                             VOTING AUTHORITY
                               TITLE OF              VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER    -----------------------
        NAME OF ISSUER           CLASS     CUSIP    (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGER      SOLE    SHARED  NONE
-----------------------------  --------  ---------  --------  ---------  ---  ----  ----------  --------  ---------  ------  ----
BENIHANA INC                     COM     082047101    5,773     554,043   SH           SOLE                 554,043
BENIHANA INC                    CL A     082047200   19,342   1,843,883   SH           SOLE               1,843,883
BUILDERS FIRSTSOURCE, INC        COM     12008R107    5,779   2,687,918   SH           SOLE               2,687,918
CASH STORE FINL SVCS INC         COM     14756F103   24,985   1,887,114   SH           SOLE               1,887,114
CASUAL MALE RETAIL GRP INC     COM NEW   148711302    2,186     526,745   SH           SOLE                 526,745
LHC GROUP INC                    COM     50187A107   19,119     829,096   SH           SOLE                 829,096
MAC-GRAY CORP                    COM     554153106   11,246     727,901   SH           SOLE                 727,901
MCCORMICK & SHMICKS SEAFD R      COM     579793100      601      70,000   SH           SOLE                  70,000
SERACARE LIFE SCIENCES, INC D    COM     81747T104    5,093   1,350,849   SH           SOLE               1,350,849
WET SEAL INC                    CL A     961840105   12,551   2,807,910   SH           SOLE               2,807,910

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